CAPITAL AND RESERVES	6 Months Ended
Jun. 30, 2022
Disclosure of classes of share capital [abstract]
CAPITAL AND RESERVES	8. CAPITAL AND RESERVESShare capital and share premiumOn June 3, 2022, during the Extraordinary General Meeting of Arrival, the following was resolved to abolish the nominal value of all shares issued by the Company, so that the value of each share will forthwith be its accounting par value and the issued capital will be changed from Euro to USD by applying the EUR/USD exchange rate published on the website of the European Central Bank on June 2, 2022 (the "Exchange Rate"). The rate used for the conversion is 1.0692. Existing issued capital amounting to EUR 65,766,108 is converted into its equivalent amount in USD 70,317,122 per the exchange of USD.